Convertible Promissory Notes – Related Parties (Details)	1 Months Ended				12 Months Ended
	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CHF (SFr) SFr / shares shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jan. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CHF (SFr)
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Loan amount | SFr									SFr 50,000
Accrues interest percentage			10.00%				10.00%
Maturity date description						The note had an original maturity date of April 30, 2019 at which time if it wasn’t already converted, a new maturity date would be set at the discretion of MRI. The parties amended the agreement to extend the maturity date to March 31, 2021.
Accrued interest payable					$ 42,929
Debt interest rate percentage			12.00%				12.00%
Interest rate stated			10.00%				10.00%
Aggregate amount			$ 128,200	SFr 125,000
Fair value of per share | (per share)	$ 14	SFr 14
Aggregate fair value	$ 550,829
Loss on conversion loan	24,060
Remaining loan	26,043	SFr 23,020
Maturity date			Apr. 30, 2019	Apr. 30, 2019
Investment amount			$ (565,650)				SFr 500,000
Interest payable					$ 119,045
Debt discount amount			$ 8,540
Promissory Notes [Member]
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Accrues interest percentage			10.00%				10.00%
Debt interest rate percentage			12.00%				12.00%
Interest rate stated			10.00%				10.00%
Debt Instrument Face Amount [Member]
Convertible Promissory Notes – Related Parties (Details) [Line Items]
Loan amount			$ 557,920				SFr 550,000	$ 50,720		$ 507,200	SFr 500,000
Debt discount			$ 4,019
Aggregate amount	$ 526,769	SFr 526,980
Conversion of common shares (in Shares) | shares	40,000	40,000
Conversion price per share (in Dollars per share) | $ / shares	$ 13